[HARBOR FUNDS LETTERHEAD]


March 2, 2010

VIA ELECTRONIC TRANSMISSION
Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:	Harbor Funds (the "Trust")
        File Nos. 33-5852 and 811-4676

Ladies and Gentlemen:

        Pursuant to the Securities Act of 1933, as amended and Rule 497(j) thereunder and the Investment Company Act of 1940, as amended, I hereby certify that the form of Prospectuses for Harbor Capital Appreciation Fund, Harbor Mid Cap Growth Fund, Harbor Small Cap Growth Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Value Fund, Harbor Small Cap Value Fund, Harbor Small Company Value Fund, Harbor International Fund, Harbor International Growth Fund, Harbor Global Value Fund, Harbor Global Growth Fund, Harbor Commodity Real Return Strategy Fund, Harbor High-Yield Bond Fund, Harbor
Bond Fund, Harbor Real Return Fund, Harbor Short Duration Fund, Harbor
Money Market Fund, Harbor Target Retirement Income Fund, Harbor Target Retirement 2010 Fund, Harbor Target Retirement 2015 Fund, Harbor Target Retirement 2020 Fund, Harbor Target Retirement 2025 Fund, Harbor Target Retirement 2030 Fund, Harbor Target Retirement 2035 Fund, Harbor Target Retirement 2040 Fund, Harbor Target Retirement 2045 Fund and Harbor Target Retirement 2050 Fund, each a series of the Trust, and the Trust's Statement of Additional Information, each dated March 1, 2010 that would have been filed under paragraph 497(b) or 497(c) does not differ from that contained in Post-Effective Amendment No. 80 to the Trust's registration statement on Form N-1A ("PEA No. 80"). The most recent amendment to the Trust's registration statement and PEA No. 80 was filed electronically on February 22, 2010.

	If you have any questions or comments concerning the foregoing or the attached, please contact the undersigned at (312) 443-4428.

							Sincerely,

							/s/ Jodie L. Crotteau

							Jodie L. Crotteau
							Assistant Secretary

Cc:  	Christopher P. Harvey, Esq.
	Dechert LLP

	David G. Van Hooser
	Anmarie S. Kolinski
	Charles F. McCain, Esq.
	Erik D. Ojala, Esq.
	Harbor Funds